UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenbelt Corp.
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Address:   909 Third Avenue, 30th Floor
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           New York, NY  10172
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Form 13F File Number:  28-04716
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Vice President
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                     11/14/02
-----------------------             ------------                    --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 12
                                            ---------------------------
Form 13F Information Table Value Total:     $         43,137
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE


                                    FORM 13F
                                                                       F132B1102


Page 1 of 2        Name of Reporting Manager:  Greenbelt Corp.
                                               -----------------


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                                                                                                Item 6: Investment Discretion
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Item 1:                    Item 2:   Item 3:       Item 4: Fair Item 5: Shares          (b) Shared-  (c)Shared-  Item 7:
Name of Issuer             Title of  CUSIP         Market       or Principal            As Defined inOther       Managers See
                           Class     Number        Value        Amount       (a) Sole   Instr. V                 Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Agere Systems Class A      COM       00845V100     5,000          4,846        4,846
------------------------------------------------------------------------------------------------------------------------------------
Agere Systems Class B      COM       00845V209     118,000        119,052      119,052
------------------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel            COM       087509105     100,000        911,367      911,367
------------------------------------------------------------------------------------------------------------------------------------
Covanta Energy             COM       22281N103     10,000         975,000      975,000
------------------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.          COM       344849104     36,146,000     3,618,248    3,618,248
------------------------------------------------------------------------------------------------------------------------------------
Great Atlantic &           COM       390064103     84,000         10,000       10,000
Pac. Tea  Inc.
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K-Mart                     COM       482584109     25,000         50,000       50,000
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies        COM       549463107     342,000        450,000      450,000
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Ryerson Tull               COM       783755101     4,186,000      651,082      651,082
------------------------------------------------------------------------------------------------------------------------------------
New Valley                 COM       649080504     95,000         23,000       23,000
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Scitex Corp                COM       809090103     27,000         18,450       18,450
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Tenneco Automotive         COM       880349105     1,999,000      474,900      474,900
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COLUMN TOTALS                                      43,137,000
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



--------------------------------------------------------------------------------
                             Item 8: Voting Authority (Shares)
--------------------------------------------------------------------------------
Item 1:
Name of Issuer
                           (a) Sole           (b) Shared       (c) None
--------------------------------------------------------------------------------
Agere Systems Class A         4,846
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Agere Systems Class B         119,052
--------------------------------------------------------------------------------
Bethlehem Steel               911,367
--------------------------------------------------------------------------------
Covanta Energy                975,000
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Foot Locker, Inc.             3,618,248
--------------------------------------------------------------------------------
Great Atlantic &              10,000
Pac. Tea  Inc.
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K-Mart                        50,000
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Lucent Technologies           450,000
--------------------------------------------------------------------------------
Ryerson Tull                  651,082
--------------------------------------------------------------------------------
New Valley                    23,000
---------------------------------------------------------------------------------
Scitex Corp                   18,450
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Tenneco Automotive            474,900
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COLUMN TOTALS
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